Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Intangible Assets and Related Accumulated Amortization

Intangible assets and their related accumulated amortization as of the respective balance sheet dates are as follows:

	As of December 31, 2012
	Gross Carrying Value	Accumulated Amortization	Impairment	Deconsolidation of a subsidiary	Net Carrying Value	Net Carrying Value
	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(US$)

Online game product development costs	41,449,773	(24,112,434)	(11,967,703)	—	5,369,636	861,886
Purchased software	65,675,037	(53,343,770)	—	—	12,331,267	1,979,305
Acquired software from acquisition of subsidiaries	26,622,092	(10,424,788)	(1,098,354)	—	15,098,950	2,423,548

Intangible assets, net	133,746,902	(87,880,992)	(13,066,057)	—	32,799,853	5,264,739

	As of December 31, 2011
	Gross Carrying Value	Accumulated Amortization	Impairment	Deconsolidation of a subsidiary	Net Carrying Value
	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)

Online game product development costs	34,001,748	(19,184,411)	—	—	14,817,337
Purchased software	55,720,779	(45,454,037)	—	—	10,266,742
Acquired software from acquisition of subsidiaries	1,624,891	(260,254)	—	—	1,364,637

Intangible assets, net	91,347,418	(64,898,702)	—	—	26,448,716

Estimated Annual Amortization Expense

The estimated annual amortization expense for each of the five succeeding fiscal years is as follows:

	Amortization
	(RMB)	(US$)
For the years ending December 31,
2013	15,515,722	2,490,445
2014	10,606,266	1,702,423
2015	6,329,116	1,015,893
2016	250,478	40,204
2017	93,350	14,984